Leases (Details) - Schedule of total lease costs - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Finance lease cost
Amortization of right-of-use assets	$ 91	$ 182
Interest on lease liabilities	173	351
Total finance lease cost	264	533
Operating lease cost	699	1,532
Variable lease cost	267	401
Total lease cost	$ 1,230	$ 2,466